Shareholders' Equity - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2025	May 09, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 08, 2025	May 07, 2025
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Common stock, shares issued (in shares)	417,470		19,576,804		19,576,804		12,904,495		12,904,495	12,904,495
Common stock, shares, outstanding			19,576,804		19,576,804		12,904,495
Preferred stock, par or stated value per share			$ 0.001		$ 0.001
Preferred stock, shares authorized			10,000,000		10,000,000
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and other offering costs (in shares)		6,250,000
Proceeds from initial public offering, net of underwriting discounts and commissions		$ 93,000			$ 93,000	$ 0
Noninterest expense offering cost		$ 4,200
Amount paid for tax withheld on vesting of restricted stock	$ 3,800
Agreement termination expenses	$ 3,000
Partners' capital allocated for income tax and other withdrawals							$ 8,002	$ 1,837
Cash distributions paid			$ 0	$ 0	10,000	4,000	$ 4,022	$ 0
Payments of Capital Distribution					$ 12,900	$ 8,000
Price per share (in dollars per share)		$ 16
Class A units
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							92,096	92,096
Common stock, shares issued (in shares)							92,096	92,096
Common stock, shares, outstanding							92,096	92,096
Common unit, issued							92,096	92,096
Common unit, outstanding							92,096	92,096
Common stock, voting rights							one
Temporary equity, par value							$ 10,287	$ 10,287
Interest Rate Of Capital Contribution							12.00%
Class C units
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							2,904	2,904
Common stock, shares issued (in shares)							2,904	2,904
Common stock, shares, outstanding							2,904	2,904
Common unit, issued							2,904	2,904
Common unit, outstanding							2,904	2,904
Common stock, voting rights							not
Temporary equity, par value							$ 0	$ 0
Common unit, issuance value							$ 0	$ 0
Class B units
Class of Stock [Line Items]
Common unit, issued							27,900	27,900
Common unit, outstanding							27,900	27,900
Common stock, voting rights							one
Temporary equity, par value							$ 0	$ 0